CONSOLIDATED STATEMENTS OF CASH FLOWS - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)	SFr (108.5)	SFr (361.9)	SFr (312.2)
Income tax (benefit)	(19.9)	(16.7)	(59.9)
Share-based compensation expense	49.0	19.1	22.5
Depreciation of RoU assets	129.9	129.7	128.0
Depreciation of PP&E and amortisation of intangibles	936.4	917.9	992.1
Restructuring and other	(13.5)	49.8	86.2
Financial income	(425.8)	(257.7)	(574.7)
Financial expenses	656.3	742.6	957.2
Dividends received	3.3	3.0	3.1
Interest received	3.0	1.6	0.9
Tax refunds	0.0	0.0	4.0
Taxes paid	(33.8)	(1.1)	0.0
Proceeds from sale of trade receivables	51.5	0.0	0.0
Changes in operating assets and liabilities	(12.7)	52.8	(45.7)
Net cash provided by operating activities	1,215.2	1,279.1	1,201.5
Cash flows from investing activities:
Capital expenditures	(499.5)	(541.1)	(468.0)
Cash paid in connection with acquisitions, net of cash acquired	0.0	0.0	(85.1)
Acquisition of equity-accounted investees	0.0	(0.6)	0.0
Net advances from (to) related parties	(0.2)	112.7	(204.8)
Cash received for other investing activities	0.0	0.0	0.1
Cash paid for other investing activities	(4.1)	(49.7)	(2.8)
Net cash used in investing activities	(503.8)	(478.7)	(760.6)
Cash flows from financing activities:
Interest paid	(261.3)	(420.2)	(422.5)
Repayment out of capital contribution reserves to Sunrise Communications AG shareholders	(240.4)	0.0	0.0
Borrowing of debt	1,260.8	0.0	0.0
Vendor financing additions	405.7	363.4	271.2
Repayments of debt	(1,223.4)	(1,064.7)	0.0
Principal payments on vendor financing	(430.7)	(377.0)	(296.6)
Payment of lease liabilities	(121.0)	(114.4)	(107.6)
Payment of financing costs and debt premiums	(19.3)	0.0	0.1
Net cash received (paid) for interest related derivative instruments	41.9	172.7	174.5
Net cash paid for principal related derivative instruments	(193.2)	(120.4)	(57.4)
Capital contribution from former parent	0.0	1,106.2	0.0
Issuance of share capital	0.0	0.1	0.0
Repurchase of treasury stock	0.0	(0.1)	0.0
Cash (paid) for other financing activities	(5.1)	0.0	(1.8)
Net cash used in financing activities	(786.0)	(454.4)	(440.1)
Net increase (decrease) in cash and cash equivalents:	(74.6)	346.0	0.8
Cash and cash equivalents at the beginning of the period	351.8	4.8	2.3
Effect of exchange rate changes on cash	(4.0)	1.0	1.7
Cash and cash equivalents at the end of the period	SFr 273.2	SFr 351.8	SFr 4.8